Restructuring and Other Costs, Net (Tables)	12 Months Ended
Dec. 31, 2010
Restructuring and Other Costs, Net Tables [Abstract]
Restructuring and Other Costs by Reportable Segment [Text Block]

2010

       During 2010, the company recorded net restructuring and other costs by segment as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$11.2	$4.8	$—	$16.0
Selling, General and Administrative Expenses	14.1	(0.2)	(10.9)	3.0
Restructuring and Other Costs, Net	36.6	23.4	0.4	60.4

	$61.9	$28.0	$(10.5)	$79.4

       The company recorded net restructuring and other costs by segment for 2009 as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$4.7	$2.0	$—	$6.7
Selling, General and Administrative Expenses	2.1	(0.6)	—	1.5
Restructuring and Other Costs, Net	35.6	21.7	1.9	59.2

	$42.4	$23.1	$1.9	$67.4

       The company recorded net restructuring and other costs by segment for 2008 as follows:

(In millions)	Analytical Technologies	Laboratory Products and Services	Corporate	Total

Cost of Revenues	$0.7	$0.8	$—	$1.5
Restructuring and Other Costs, Net	41.6	8.9	(15.1)	35.4

	$42.3	$9.7	$(15.1)	$36.9

Schedule Of Restructuring Reserve By Type Of Cost [Text Block]

       The following tables summarize the cash components of the company's restructuring plans. The non-cash components and other amounts reported as restructuring and other costs, net, in the accompanying statement of income have been summarized in the notes to the tables. Accrued restructuring costs are included in other accrued expenses in the accompanying balance sheet.

		Abandonment
(In millions)	Severance	of Excess Facilities	Other	Total

Pre-2009 Restructuring Plans
Balance At December 31, 2007	$11.0	$4.7	$3.7	$19.4
Costs incurred in 2008 (c)	25.4	8.9	5.8	40.1
Reserves reversed (b)	(0.6)	(0.9)	(1.1)	(2.6)
Payments	(23.2)	(6.3)	(6.1)	(35.6)
Currency translation	(0.2)	(0.2)	(0.1)	(0.5)

Balance At December 31, 2008	12.4	6.2	2.2	20.8
Costs incurred in 2009 (d)	4.0	3.4	2.1	9.5
Reserves reversed (b)	(0.5)	(0.3)	(0.2)	(1.0)
Payments	(13.4)	(5.1)	(3.7)	(22.2)
Currency translation	—	0.1	(0.1)	—

Balance At December 31, 2009	2.5	4.3	0.3	7.1
Costs incurred in 2010 (e)	0.2	1.8	0.1	2.1
Reserves reversed (b)	(0.1)	(0.4)	—	(0.5)
Payments	(1.7)	(2.9)	(0.4)	(5.0)
Currency translation	(0.3)	—	—	(0.3)

Balance At December 31, 2010	$0.6	$2.8	$—	$3.4

		Abandonment
(In millions)	Severance	of Excess Facilities	Other (a)	Total

2009 Restructuring Plans
Costs incurred in 2009 (d)	$43.7	$6.3	$6.0	$56.0
Reserves reversed (b)	(2.7)	(1.5)	(0.1)	(4.3)
Payments	(21.2)	(2.8)	(4.3)	(28.3)
Currency translation	(0.1)	0.3	0.2	0.4

Balance At December 31, 2009	19.7	2.3	1.8	23.8
Costs incurred in 2010 (e)	9.6	4.0	4.9	18.5
Reserves reversed (b)	(2.2)	(0.4)	(0.4)	(3.0)
Payments	(18.7)	(3.5)	(6.1)	(28.3)
Currency translation	(0.8)	—	(0.1)	(0.9)

Balance At December 31, 2010	$7.6	$2.4	$0.1	$10.1

2010 Restructuring Plans
Costs incurred in 2010 (e)	$11.0	$1.8	$3.7	$16.5
Payments	(8.9)	(1.4)	(3.5)	(13.8)
Currency translation	0.1	0.1	(0.1)	0.1

Balance At December 31, 2010	$2.2	$0.5	$0.1	$2.8

(a)       Employee retention costs are accrued ratably over the period through which employees must work to qualify for a payment.

(b)       Represents reductions in cost of plans.

(c)       Excludes an aggregate of $2 million of non-cash income, net, which are detailed by segment above.

(d)       Excludes an aggregate of $1 million of non-cash income, net, which are detailed by segment above.

(e)       Excludes an aggregate of $27 million of non-cash charges, net, which are detailed by segment above.

       The company expects to pay accrued restructuring costs as follows: severance, employee-retention obligations and other costs, primarily through 2011; and abandoned-facility payments, over lease terms expiring through 2016.